Long-Term Investments - Summary of Long-Term Investment (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Long-term Investments [Abstract]
Equity method investments		¥ 2,973	¥ 3,104
Available-for-sale investments		71,357	70,328
Total	$ 11,345	¥ 74,330	¥ 73,432